Stockholders' Equity (Details) - USD ($)	1 Months Ended	3 Months Ended	6 Months Ended	7 Months Ended
	Mar. 31, 2020	Mar. 31, 2020	Jun. 30, 2020	Sep. 30, 2020	May 19, 2020
Preferred stock shares authorized			1,000,000	1,000,000
Preferred stock shares par value			$ 0.0001	$ 0.0001
Preferred stock shares issued			0	0
Preferred stock shares outstanding			0	0
Common stock shares authorized			30,000,000	30,000,000
Common stock shares par value			$ 0.0001	$ 0.0001
Common Stock Shares Issued			3,075,821	3,089,202
Common Stock Shares Outstanding			3,075,821	3,089,202
Shares of common stock subject to possible redemption			9,574,179	9,560,798
Shares subject to forfeiture to the extent that the underwriters' over-allotment is not exercised	375,000		13,250,000	13,250,000
Warrants exercisable term from the closing of the public offering			30 days	30 days
Warrants exercisable for cash			$ 0	$ 0
Warrants exercise price			$ 11.50	$ 11.50
Redemption price per warrant			$ 0.01	$ 0.01
Closing price of share for threshold trading days			20 days	20 days
Closing price of share for threshold consecutive trading days			30 days	30 days
Price per share			$ 9.20	$ 9.20
Adjustment of exercise price of warrants based on market value (as a percent)			115.00%	115.00%
IPO
Warrants exercisable term from the closing of the public offering			12 months	12 months
Price per share			$ 18.00	$ 18.00	$ 10.00
Maximum
Minimum threshold written notice period for redemption of public warrants			30 days	30 days
Minimum
Percentage of gross proceeds on total equity proceeds			60.00%	60.00%
Representative Shares
Issuance of common stock to initial stockholders (in shares)	150,000	150,000
Fair value of shares issued	$ 1,304	$ 1,304